Accounts receivable (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Exascale Labs Inc. [Member]
Schedule of Accounts receivable

	As of June 30, 2025	As of March 31, 2026
Accounts receivable	$152,536	$1,830,105
Less: allowance for credit losses	-	-
Accounts receivable, net	$152,536	$1,830,105

	As of June 30,
	2024	2025
Accounts receivable	$123,332	$152,536
Less: allowance for credit losses	-	-
Accounts receivable, net	$123,332	$152,536